Derivative Instruments	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
Interest rate swap agreement

The Company uses derivative instruments in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swap as a cash flow hedge of its U.S. Dollar LIBOR-denominated borrowings.

In March 2020, the Company entered into an interest rate swap agreement which is scheduled to mature in December 2024. The following summarizes the Company's interest rate swap agreement as at December 31, 2021:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset $	Remaining Term (years)	Fixed Swap Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement	LIBOR	50,000	550	3.0	0.76
(1)Excludes the margin the Company pays on its variable-rate long-term debt, which, as of December 31, 2021, ranged from 2.25% to 2.40%.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreement in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.

Forward freight agreements

The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gain (loss) on derivative instruments in the Company's consolidated statements of (loss) income.
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Derivative assets $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2021
Interest rate swap agreement	668	(118)	—
Forward freight agreements	—	(4)	—
	668	(122)	—

As at December 31, 2020
Interest rate swap agreement	—	(289)	(597)
	—	(289)	(597)

Realized and unrealized gains (losses) relating to the interest rate swap and FFAs are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of (loss) income as follows:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Realized (losses) gains relating to:
Interest rate swap agreements	(296)	481	2,791
Forward freight agreements	(572)	(1,242)	1,489
	(868)	(761)	4,280

Unrealized gains (losses) relating to:
Interest rate swap agreements	1,436	(1,545)	(5,218)
Forward freight agreements	(4)	86	(29)
	1,432	(1,459)	(5,247)
Total realized and unrealized gain (loss) on derivative instruments	564	(2,220)	(967)